RELATED PARTY BALANCES AND TRANSACTIONS - Disclosure of information about key management personnel (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Payroll and related expenses		$ 916	$ 1,379
Share-based compensation		437	4,349
Professional fees	[1]	$ 1,040	$ 1,029

[1]	Includes payments to shareholders for the years ended 2022 and 2021 of $503 and $455, respectively.